Performance Management - Impax Global Sustainable Infrastructure ETF	May 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Prior to December 15, 2023, the strategy of the Predecessor Mutual Fund differed from the Fund’s current strategy. Also, prior to March 31, 2021, the Predecessor Mutual Fund was known as Pax ESG Beta Dividend Fund and the strategy of the Predecessor Mutual Fund differed from its then-current strategy. Accordingly, performance of the Predecessor Mutual Fund for periods prior to December 15, 2023 may not be representative of the performance the Predecessor Mutual Fund would have achieved had the Predecessor Mutual Fund been following the Fund’s current strategy.

The Predecessor Mutual Fund was reorganized into the Fund on February 2, 2026 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the financial and performance history of the Predecessor Mutual Fund. Because the Fund did not commence operations until the date of the Reorganization, the performance shown below is that of the Predecessor Mutual Fund. The bar chart below presents the calendar year total returns for the Predecessor Mutual Fund before taxes (represented by the Predecessor Mutual Fund’s Institutional Class shares). The bar chart is intended to provide some indication of the risk of investing in the Predecessor Mutual Fund by showing changes in the Predecessor Mutual Fund’s performance from year to year. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed. As with all ETFs, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all ETFs, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the Predecessor Mutual Fund by showing changes in the Predecessor Mutual Fund’s performance from year to year.
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 20.20%
Worst quarter: 1st quarter 2020, -20.06%

Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for the Predecessor Mutual Fund (represented by the Predecessor Mutual Fund’s Institutional Class shares). The performance table is intended to provide some indication of the risks of investment in the Fund by showing how the Predecessor Mutual Fund’s average annual total returns compare with the returns of a broad-based securities market index and an additional index that the Adviser believes more closely reflects the market segments in which the Predecessor Mutual Fund invested, each over a one-year, five-year and since inception period. As with all ETFs, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020